Contingency and Capital Commitments (Tables)	6 Months Ended
Sep. 30, 2022
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Nominal Amounts of Undrawn Loan Commitments and Financial Guarantees and Other Credit-Related Contingent Liabilities
The table below shows the nominal amounts of undrawn loan commitments, and financial guarantees and other credit-related contingent liabilities at September 30, 2022 and March 31, 2022.

	At September 30, 2022	At March 31, 2022
	(In millions)

Loan commitments	¥78,115,920	¥73,246,384
Financial guarantees and other credit-related contingent liabilities	14,425,845	11,722,240

Total	¥92,541,765	¥84,968,624